Payments, by Government - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Comm. Social Resp.	Total Payments
Total	[1]	$ 207,484	$ 599	$ 1,276	$ 1,366	$ 60	$ 210,785
UNITED STATES | U.S. Federal Government [Member]
Total	[1]	204,012					204,012
UNITED STATES | U.S. Bureau of Land Management [Member]
Total	[1]		$ 599	25			624
UNITED STATES | U.S. Army Corp of Engineers [Member]
Total	[1]			130			130
CANADA | Canadian Federal Government [Member]
Total	[1]	1,146					1,146
CANADA | British Columbia Provincial Government [Member]
Total	[1]			49			49
CANADA | Port McNeill Municipal Government [Member]
Total	[1]	204					204
HONDURAS | Honduran Central Government [Member]
Total	[1]	541		616	28		1,185
HONDURAS | Municipality of Puerto Cortes [Member]
Total	[1]	117					117
MEXICO | Mexican Federal Government [Member]
Total	[1]	931		$ 456	1,112	$ 60	2,559
MEXICO | Municipality of Playa del Carmen [Member]
Total	[1]	250					250
MEXICO | Municipality of Cozumel [Member]
Total	[1]	$ 283			$ 226		$ 509

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in Honduras were made in Honduran lempiras and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2025.